Fair Value Measurements (Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed-asset impairment (Note 14)	$ 0.0	$ 0.0	$ 66.3
THE DAYTON POWER AND LIGHT COMPANY [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 1,425.4	$ 1,318.1